Other Plant and Equipment (Details) - Other property, plant and equipment - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 9,474	$ 16,359
Capital expenditures	1,804	329
Dispositions, net of acquisitions		(255)
Transfers to oil and gas properties (note 7)		(5,124)
Foreign currency translation		12
Depreciation	(2,050)	(1,847)
Balance, end of year	9,228	9,474
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	62,648	67,698
Capital expenditures	1,804	329
Dispositions, net of acquisitions		(255)
Transfers to oil and gas properties (note 7)		(5,124)
Foreign currency translation		0
Depreciation	0	0
Balance, end of year	64,452	62,648
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(53,174)	(51,339)
Capital expenditures	0	0
Dispositions, net of acquisitions		0
Transfers to oil and gas properties (note 7)		0
Foreign currency translation		12
Depreciation	(2,050)	(1,847)
Balance, end of year	$ (55,224)	$ (53,174)